Stock-based compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock-based compensation

Employee stock option plans

The Stock Option Plan (“ESOP 1”) was approved on December 31, 2007 by the stockholders of WISeKey SA, representing 2,632,500 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

The Stock Option Plan (“ESOP 2”) was approved on December 31, 2011 by the stockholders of WISeKey SA, representing 16,698,300 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

At March 22, 2016 as part of the reverse acquisition transaction, both ESOP plans in existence in WISeKey SA were transferred to WISeKey International Holding AG at the same terms, with the share exchange term of 5:1 into WIHN class B shares.

Grants

In the 12 months to December 31, 2017, the Group granted a total of 782,012 options exercisable on WISeKey International Holding AG’s class B shares. Each warrant is exercisable into one class B share.

The warrants granted consist of:

-	159,996 warrants with immediate vesting granted to external advisors, all of which had been exercised as of December 31, 2017;

-	23,016 warrants with immediate vesting granted to external advisors, all of which had been exercised as of December 31, 2017;

-	265,666 warrants with immediate vesting granted to external advisors, none of which had been exercised as of December 31, 2017.

-	166,667 warrants vesting on July 05, 2018

-	166,667 warrants vesting on July 05, 2019

The warrants granted were valued at grant date using the Black-Scholes model. Unexercised warrants to external advisers at December 31, 2017 were revalued to their fair value at December 31, 2017 using the same model.

In the 12 months to December 31, 2018, the Group granted a total of 851,131 options exercisable on WIHN class B shares. Each warrant is exercisable into one class B share.

The warrants granted consist of:

-	113,750 options with immediate vesting granted to employees, all of which had been exercised as of December 31, 2018;

-	100,000 options with immediate vesting granted to an external advisor, all of which had been exercised as of December 31, 2018;

-	214,000 options with immediate vesting granted to external advisors, none of which had been exercised as of December 31, 2018;

-	13,167 options granted to an employee, which vested on February 01, 2018 but were not exercised and were forfeited on September 30, 2019;

-	13,167 options granted to an employee, which vested on August 01, 2018 but were not exercised and were forfeited on September 30, 2019.

-	132,346 options vesting on December 31, 2018 granted to employees, none of which had been exercised as of December 31, 2018;

-	132,349 options vesting on December 31, 2019 granted to employees;

-	132,352 options vesting on December 31, 2020 granted to employees.

The warrants granted were valued at grant date using the Black-Scholes model. Unexercised warrants to external advisers at December 31, 2018 were revalued to their fair value at December 31, 2018 using the same model.

In the 12 months to December 31, 2019, the Group granted a total of 2,292,539 options exercisable in WISeKey International Holding AG’s class B shares. Each warrant is exercisable into one class B share.

The warrants granted consisted of:

-	2,074,770 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2019.

-	145,854 options with immediate vesting granted to employees and Board members, all of which had been exercised as of December 31, 2019;

-	60,394 options with immediate vesting granted in exchange for WISeKey SA shares, all of which had been exercised as of December 31, 2019; and

-	11,521 options with immediate vesting granted to an external advisor and which had not been exercised as of December 31, 2019.

The warrants granted were valued at grant date using the Black-Scholes model.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model. Expected volatility is based on historical volatility of WIHN class B shares.

In the fiscal year 2019, a total charge of USD 5,414,487 was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options:

-	USD 5,475,763 for options granted to employees and Board members;

-	USD 178,983 for options granted to nonemployees; and

-	a credit of USD 240,259 in relation to the forfeiture following the sale of QuoVadis of a total of 333,905 options granted to former employees, out of which 79,256 had vested and 254,649 remained unvested at the date of forfeiture. In line with ASU 2016-09, the compensation cost previously recognized in relation to unvested forfeited options were reversed to the income statement upon forfeiture. This resulted in a credit to the income statement of USD 240,259. There was no credit recorded for the forfeiture of vested options.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	December 31, 2019	December 31, 2018	December 31, 2017
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	51.59% - 56.86%	46.11% - 58.22%	57.88%
Average remaining expected life of stock options (years)	3.01	3.10	3.37

As a result of the entry into force of ASU 2018-07 and its transitional guidance, unvested options to external advisers which were previously revalued to their fair value at reporting date, are no longer revalued in 2019.

Unvested options to employees as at December 31, 2019 were recognized prorata temporis over the service period (grant date to vesting date).

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2019 and 2018.

Non-vested options	Number of WIHN Class B Shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2017	333,334	1.78
Granted	851,131	3.67
Vested	(753,097)	3.22
Non-vested forfeited or cancelled	-	-
Non-vested options as at December 31, 2018	431,368	2.99
Granted	2,292,539	2.45
Vested	(2,464,232)	2.47
Non-vested forfeited or cancelled	(254,649)	3.75
Non-vested options as at December 31, 2019	5,026	3.65

As at December 31, 2019, there was a USD 10,652 unrecognized compensation expense related to non-vested stock option-based compensation arrangements. Non-vested stock options outstanding as at December 31, 2019 were accounted for using the graded-vesting method, as permitted under ASC 718-10-35-8, and we therefore recognized compensation costs calculated using the Black-Scholes model and the market price of WIHN class B shares at grant date, over the requisite service period.

The following table summarizes the Group’s stock option activity for the years ended December 31, 2019 and 2018.

Options on WIHN Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding at December 31, 2017	731,772	3.61	2.59	(1,149,461)
Of which vested	398,438	3.07	2.65	(410,792)
Of which non-vested	333,334	-	-	-
Granted	851,131	1.56	-	-
Exercised or converted	(213,750)	0.98	-	238,614
Forfeited or cancelled	(26,334)	0.05	-	-
Expired	-	-	-	-
Outstanding as at December 31, 2018	1,342,819	2.76	3.00	(895,404)
Of which vested	911,451	3.28	2.26	(1,082,233)
Of which non-vested	431,368	-	-	-
Granted	2,292,539	0.99	-	-
Exercised or converted	(259,338)	1.00	-	581,477
Forfeited or cancelled	(333,905)	0.05	-	-
Expired	(199,000)	5.17	-	-
Outstanding as at December 31, 2019	2,843,115	0.99	5.19	3,693,941
Of which vested	2,838,089	1.00	5.19	3,682,672
Of which non-vested	5,026	-	-

Summary of stock-based compensation expenses

Stock-based compensation expenses	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD’000	2019	2018	2017
In relation to Employee Stock Option Plans (ESOP)	5,386	1,278	2,147
In relation to non-ESOP Option Agreements	28	382	85
Total	5,414	1,660	2,232

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD’000	2019	2018	2017
Research & development expenses	786	121	-
Selling & marketing expenses	1,269	571	466
General & administrative expenses	3,359	967	1,765
Total	5,414	1,660	2,232